Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Common stock, par value	$ 10	$ 10
Common stock, shares authorized	26,000,000,000	26,000,000,000
Common stock, shares issued	12,424,319,000	12,624,319,000